Accounts Receivable (Movement of allowance for doubtful accounts) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of allowance for doubtful accounts
Balance at beginning of year	$ 68	$ 14	$ 51
(Reversal of) charge to expenses	154	51	(32)
Write offs during the year	(10)	0	(4)
Exchange rate differences	1	3	(1)
Balance at end of year	$ 213	$ 68	$ 14